Income Taxes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Income Taxes [Line Items]
Business losses carried forward for tax (in Dollars)	$ 4,989
Israel [Member]
Income Taxes [Line Items]
Percentage of corporate tax	23.00%
USA [Member]
Income Taxes [Line Items]
Tax rate, percentage	8.84%
California [Member]
Income Taxes [Line Items]
Tax rate, percentage	21.00%